Offerings	Sep. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares, each 1/1000th interest in a share of 8.75% Series H Fixed-Rate Cumulative Redeemable Preferred Stock
Amount Registered | shares	13,800,000
Proposed Maximum Offering Price per Unit	25.00
Maximum Aggregate Offering Price	$ 345,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 52,819.50
Offering Note	This registration table shall be deemed to update the Calculation of Registration Fee in the Registration Statement of AGNC Investment Corp. (the Registrant) on Form S-3ASR (File No. 333-279249) filed on May 9, 2024 in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933. Amount Registered and Amount of Registration Fee include additional shares that the underwriters may purchase to cover overallotments, if any.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	8.75% Series H Fixed-Rate Cumulative Redeemable Preferred Stock
Amount Registered | shares	13,800
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Because no separate consideration will be received by the registrant for the Series H Preferred Stock, no registration fee is required with respect to these securities.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	70,696,710
Maximum Aggregate Offering Price	$ 0.00
Amount of Registration Fee	$ 0.00
Offering Note	Represents the maximum number of shares of common stock that could be issuable upon conversion of the Series H Preferred Stock based on the exchange cap, as described in the prospectus supplement, and assuming the full exercise of the underwriters' option to purchase additional depositary shares.